Taxes (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Tax assets	$ 2,163	$ 2,038
Tax liabilities	11,890	8,222
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax assets	965	1,023
Tax liabilities	1,473	1,868
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax assets	1,198	1,015
Tax liabilities	$ 10,417	$ 6,354